Segmented Information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Segmented Information
14.	Segmented Information

The Company’s property and equipment, exploration and evaluation assets and its related reclamation bonds and insurance, by geographical areas as at December 31, 2025 and 2024, were all located in USA. The Company operates in one operating segment being the exploration and evaluation of mineral properties.